Note 3 - Fair Value Measurements (FY) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets, Fair Value Disclosure	$ 264,193	$ 324,870		$ 452,301
Fair Value, Nonrecurring [Member]
Assets, Fair Value Disclosure	0	0	$ 0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0	$ 0	$ 0	$ 0